SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands								1 Months Ended		12 Months Ended
	Nov. 20, 2021 shares	May 20, 2020 $ / shares shares	May 20, 2020 ¥ / shares shares	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 $ / shares shares	May 20, 2018 ¥ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Share-based compensation arrangement by share-based payment award
Weighted-average grant date fair value per option | ¥ / shares			¥ 64.46		¥ 60.77		¥ 48.64
Fair value assumptions
Risk-free rate of interest											2.76%
Estimated volatility rate											67.27%
Dividend yield											5.10%
Expected life (years)											5 years
Exercise price | $ / shares										$ 0.00001
Number of options
Options outstanding at beginning (in shares)											7,611,387
Options granted (in shares)	2,400	3,514	3,514	690,023	690,023	24,627,493	24,627,493				2,400
Options converted (in shares)											10,264,366
Options forfeited (in shares)											(348,236)
Options exercised (in shares)											(4,584,580)
Options outstanding at ending (in shares)											12,945,337	7,611,387
Options exercisable (in shares)													4,051,903
Options vested or expected to be vested (in shares)													12,945,337
Weighted Average Exercise Price
Options outstanding at beginning (per share) | $ / shares										0.00001
Options granted (per share) | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001				0.00001
Options converted (per share) | $ / shares										0.00001
Options forfeited (per share) | $ / shares										0.00001
Options exercised (per share) | $ / shares										0.00001
Options outstanding at ending (per share) | $ / shares										0.00001
Options exercisable (per share) | $ / shares										0.00001
Options vested or expected to be vested (per share) | $ / shares										$ 0.00001
Weighted Average Remaining Contract Life Years
Options granted (in years)											9 years 7 months 20 days
Options converted (in years)											8 years 10 months 20 days
Options forfeited (in years)											5 years 10 months 2 days
Options exercised (in years)											4 years 11 months 8 days
Options outstanding at ending (in years)											8 years 10 days	6 years 2 months 12 days
Options exercisable (in years)											7 years 3 days
Options vested or expected to be vested (in years)											8 years 10 days
Aggregate Intrinsic Value
Options outstanding at beginning | ¥											¥ 292,734
Options granted | ¥													¥ 175
Options converted | ¥													749,915
Options forfeited | ¥													(25,442)
Options exercised | ¥											(334,949)
Options outstanding at ending | ¥											¥ 945,786	¥ 292,734
Options exercisable | ¥													296,032
Options vested or expected to be vested | ¥													945,786
Options | Employees
Share-based compensation arrangement by share-based payment award
Vesting period (in years)											1 year 5 months 4 days
Aggregate Intrinsic Value
Unrecognized compensation cost | ¥													¥ 288,945
Options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)		4 years	4 years	4 years	4 years	4 years	4 years
2018 plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant									25,336,096
Percentage of annual increase in shares									1.00%
Expiry period (in years)									10 years
2019 Plan | Options
Share-based compensation arrangement by share-based payment award
Number of shares available for grant								17,547,567
Percentage of annual increase in shares								1.00%
Expiry period (in years)								10 years